Quarterly Holdings Report
for
Fidelity® SAI Sustainable Sector Fund
February 28, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SES-NPRT3-0426
1.9905638.103
Common Stocks - 98.9%
	Shares	Value ($)
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	6,607	1,969,664
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp (United States)	5,892	964,226
CANADA - 0.9%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International Inc	16,730	1,200,248
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	13,791	836,933
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Imperial Oil Ltd	27,889	3,262,116
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (a)	22,446	970,341
TOTAL CANADA		6,269,638
CHINA - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Prosus NV Class N	24,069	1,237,157
FRANCE - 0.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Orange SA	35,205	758,406
Financials - 0.1%
Capital Markets - 0.1%
Amundi SA (b)(c)	4,710	451,070
TOTAL FRANCE		1,209,476
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (a)	3,058	127,366
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (a)	6,857	755,847
TOTAL GERMANY		883,213
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Disco Corp	1,885	906,319
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
SK Hynix Inc GDR (Germany) (b)	4,170	2,995,781
NETHERLANDS - 0.6%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (a)	2,780	2,132,038
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASM International NV	812	685,245
NXP Semiconductors NV	5,787	1,313,707
TOTAL INFORMATION TECHNOLOGY		1,998,952
TOTAL NETHERLANDS		4,130,990
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	5,268	713,076
TAIWAN - 2.4%
Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 0.9%
Chroma ATE Inc	54,270	2,387,700
Delta Electronics Inc	81,643	3,722,167
		6,109,867
Semiconductors & Semiconductor Equipment - 1.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	24,689	9,248,006
Technology Hardware, Storage & Peripherals - 0.1%
Asia Vital Components Co Ltd	9,354	526,360
TOTAL TAIWAN		15,884,233
UNITED STATES - 93.5%
Communication Services - 9.3%
Entertainment - 1.2%
Netflix Inc (a)	30,903	2,974,105
Roku Inc Class A (a)	11,693	1,150,707
Spotify Technology SA (a)	3,619	1,863,568
Walt Disney Co/The	20,788	2,204,360
		8,192,740
Interactive Media & Services - 6.6%
Alphabet Inc Class A	137,213	42,777,526
Pinterest Inc Class A (a)	96,425	1,651,760
		44,429,286
Media - 1.0%
EchoStar Corp Class A (a)	19,008	2,195,994
Fox Corp Class A	33,216	1,871,389
Omnicom Group Inc	29,757	2,537,975
		6,605,358
Wireless Telecommunication Services - 0.5%
T-Mobile US Inc	17,303	3,756,308
TOTAL COMMUNICATION SERVICES		62,983,692
Consumer Discretionary - 9.8%
Automobiles - 1.8%
General Motors Co	4,111	323,577
Tesla Inc (a)	29,523	11,883,303
		12,206,880
Broadline Retail - 4.0%
Amazon.com Inc (a)	126,811	26,630,310
Etsy Inc (a)	4,396	241,252
		26,871,562
Distributors - 0.0%
LKQ Corp	18,914	626,242
Hotels, Restaurants & Leisure - 1.5%
Booking Holdings Inc	326	1,382,028
Chipotle Mexican Grill Inc (a)	29,009	1,079,715
Churchill Downs Inc	8,966	824,244
Expedia Group Inc Class A	2,151	463,949
Marriott International Inc/MD Class A1	7,367	2,517,525
Starbucks Corp	13,530	1,326,211
Wyndham Hotels & Resorts Inc	8,866	725,239
Yum! Brands Inc	10,604	1,783,169
		10,102,080
Household Durables - 0.3%
PulteGroup Inc	8,962	1,229,587
Somnigroup International Inc	7,130	638,206
		1,867,793
Specialty Retail - 1.9%
Bob's Discount Furniture Inc	24,335	516,875
Dick's Sporting Goods Inc	2,939	598,469
Home Depot Inc/The	7,105	2,705,016
Lithia Motors Inc Class A	1,851	517,503
Lowe's Cos Inc	18,655	4,935,553
Ross Stores Inc	16,428	3,378,254
Valvoline Inc (a)	8,611	325,495
		12,977,165
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	18,924	1,176,694
PVH Corp	8,143	558,610
		1,735,304
TOTAL CONSUMER DISCRETIONARY		66,387,026
Consumer Staples - 4.9%
Beverages - 1.4%
Coca-Cola Co/The	97,897	7,984,479
PepsiCo Inc	9,675	1,642,235
		9,626,714
Consumer Staples Distribution & Retail - 2.5%
BJ's Wholesale Club Holdings Inc (a)	4,977	491,678
Costco Wholesale Corp	5,566	5,626,057
Dollar Tree Inc (a)	8,754	1,107,206
Performance Food Group Co (a)	7,602	737,850
Target Corp	6,465	735,652
Walmart Inc	66,299	8,482,957
		17,181,400
Household Products - 0.9%
Procter & Gamble Co/The	35,879	5,998,969
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	6,097	667,439
TOTAL CONSUMER STAPLES		33,474,522
Energy - 3.2%
Energy Equipment & Services - 0.1%
SLB Ltd	19,075	979,311
Oil, Gas & Consumable Fuels - 3.1%
ConocoPhillips	31,920	3,621,643
Excelerate Energy Inc Class A	10,442	420,291
Exxon Mobil Corp	73,264	11,172,760
Phillips 66	7,327	1,130,776
Shell PLC ADR	28,897	2,413,188
Valero Energy Corp	8,594	1,758,676
		20,517,334
TOTAL ENERGY		21,496,645
Financials - 11.6%
Banks - 4.1%
Bank of America Corp	147,088	7,329,395
Citigroup Inc	29,218	3,219,531
JPMorgan Chase & Co	9,943	2,985,883
KeyCorp	47,807	991,517
M&T Bank Corp	7,016	1,522,332
Truist Financial Corp	23,944	1,180,679
UMB Financial Corp	5,133	594,812
US Bancorp	53,852	2,943,550
Wells Fargo & Co	72,541	5,908,464
Wintrust Financial Corp	5,563	801,406
		27,477,569
Capital Markets - 2.7%
Blackrock Inc	2,925	3,109,949
Blue Owl Capital Inc Class A	101,886	1,074,897
Intercontinental Exchange Inc	14,921	2,448,984
KKR & Co Inc Class A	24,060	2,109,581
MarketAxess Holdings Inc	7,212	1,384,704
Moody's Corp	4,255	2,032,145
Nasdaq Inc	21,961	1,923,344
Northern Trust Corp	8,961	1,282,229
Raymond James Financial Inc	10,433	1,597,084
State Street Corp	12,752	1,640,162
		18,603,079
Consumer Finance - 0.5%
Capital One Financial Corp	14,847	2,904,667
SLM Corp	12,108	226,904
		3,131,571
Financial Services - 2.4%
Apollo Global Management Inc	17,353	1,815,124
Mastercard Inc Class A	25,665	13,274,195
Voya Financial Inc	12,839	858,672
		15,947,991
Insurance - 1.9%
Arthur J Gallagher & Co	10,881	2,483,044
Assurant Inc	6,805	1,562,360
Chubb Ltd	15,200	5,181,072
Hartford Insurance Group Inc/The	17,110	2,409,601
Unum Group	14,627	1,049,195
		12,685,272
TOTAL FINANCIALS		77,845,482
Health Care - 9.0%
Biotechnology - 2.5%
AbbVie Inc	17,439	4,047,243
Alnylam Pharmaceuticals Inc (a)	3,364	1,119,943
Caris Life Sciences Inc (a)	39,829	802,156
Cogent Biosciences Inc (a)	29,210	1,134,809
Cytokinetics Inc (a)	13,263	825,224
Disc Medicine Inc (a)	11,693	778,988
Gilead Sciences Inc	21,186	3,155,655
Legend Biotech Corp ADR (a)	35,390	672,410
Moderna Inc (a)	22,663	1,214,057
Nuvalent Inc Class A (a)	10,736	1,094,535
Vaxcyte Inc (a)	20,642	1,274,437
Veracyte Inc (a)	19,022	696,015
Zenas Biopharma Inc (a)	15,498	408,371
		17,223,843
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp (a)	61,158	4,699,993
Edwards Lifesciences Corp (a)	21,088	1,823,479
Insulet Corp (a)	5,505	1,357,588
Intuitive Surgical Inc (a)	2,653	1,335,812
Kestra Medical Technologies Ltd (a)	15,317	356,580
Medline Inc Class A	20,434	970,819
Stryker Corp	5,337	2,067,874
		12,612,145
Health Care Providers & Services - 1.5%
BrightSpring Health Services Inc (a)	26,156	1,083,643
Cencora Inc	6,086	2,264,844
Cigna Group/The	1,787	517,908
CVS Health Corp	20,260	1,618,774
Guardant Health Inc (a)	2,916	273,812
McKesson Corp	1,840	1,816,761
Molina Healthcare Inc (a)	1,241	191,176
Privia Health Group Inc (a)	27,061	642,699
UnitedHealth Group Inc	5,373	1,575,740
		9,985,357
Health Care Technology - 0.1%
Veeva Systems Inc Class A (a)	5,214	949,000
Waystar Holding Corp (a)	20,664	530,032
		1,479,032
Life Sciences Tools & Services - 1.2%
10X Genomics Inc Class A (a)	30,991	714,343
Danaher Corp	21,635	4,557,196
IQVIA Holdings Inc (a)	3,885	694,677
Repligen Corp (a)	4,252	547,360
Thermo Fisher Scientific Inc	3,134	1,633,159
		8,146,735
Pharmaceuticals - 1.8%
Eli Lilly & Co	6,122	6,440,283
Merck & Co Inc	20,362	2,521,223
Roche Holding AG non-voting shares	1,725	820,930
Royalty Pharma PLC Class A	28,509	1,317,401
Structure Therapeutics Inc ADR (a)	5,786	364,401
WaVe Life Sciences Ltd (a)	32,021	446,053
		11,910,291
TOTAL HEALTH CARE		61,357,403
Industrials - 9.3%
Aerospace & Defense - 2.8%
GE Aerospace	20,702	7,085,467
Howmet Aerospace Inc	15,180	3,985,205
Lockheed Martin Corp	4,740	3,119,299
Northrop Grumman Corp	3,473	2,515,772
RTX Corp	9,127	1,849,313
		18,555,056
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc	2,214	410,144
FedEx Corp	1,924	744,588
		1,154,732
Building Products - 0.7%
Trane Technologies PLC	9,614	4,444,744
Commercial Services & Supplies - 0.6%
Cintas Corp	10,241	2,059,772
Republic Services Inc	9,819	2,248,551
		4,308,323
Construction & Engineering - 0.3%
MasTec Inc (a)	1,220	363,584
Quanta Services Inc	3,494	1,967,402
		2,330,986
Electrical Equipment - 1.0%
Eaton Corp PLC	5,426	2,039,742
GE Vernova Inc	5,168	4,514,765
Nextpower Inc Class A (a)	3,178	334,008
		6,888,515
Ground Transportation - 0.7%
CSX Corp	24,067	1,027,420
Old Dominion Freight Line Inc	7,103	1,442,264
Uber Technologies Inc (a)	24,626	1,857,294
Union Pacific Corp	2,737	725,250
		5,052,228
Machinery - 2.7%
Caterpillar Inc	5,624	4,177,676
Cummins Inc	5,155	3,009,850
Dover Corp	4,876	1,099,538
Ingersoll Rand Inc	10,772	1,014,075
PACCAR Inc	11,974	1,509,802
Parker-Hannifin Corp	5,314	5,362,783
Westinghouse Air Brake Technologies Corp	6,535	1,724,913
		17,898,637
Professional Services - 0.1%
TransUnion	12,792	1,004,811
Trading Companies & Distributors - 0.2%
Fastenal Co	22,104	1,017,668
United Rentals Inc	702	589,680
		1,607,348
TOTAL INDUSTRIALS		63,245,380
Information Technology - 29.8%
Communications Equipment - 2.2%
Arista Networks Inc (a)	43,723	5,837,021
Cisco Systems Inc	54,728	4,348,687
Lumentum Holdings Inc (a)	4,747	3,327,220
Motorola Solutions Inc	2,546	1,227,833
		14,740,761
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp Class A	20,718	3,026,071
Coherent Corp (a)	11,432	2,960,088
Corning Inc	16,031	2,410,742
		8,396,901
Semiconductors & Semiconductor Equipment - 12.7%
Advanced Micro Devices Inc (a)	2,985	597,627
Applied Materials Inc	1,227	456,812
Broadcom Inc	47,308	15,117,271
First Solar Inc (a)	6,067	1,196,412
KLA Corp	1,470	2,241,089
Lam Research Corp	15,699	3,671,839
Marvell Technology Inc	30,808	2,516,706
Micron Technology Inc	18,803	7,753,793
NVIDIA Corp	292,326	51,797,244
		85,348,793
Software - 6.7%
Cadence Design Systems Inc (a)	9,697	2,922,676
Datadog Inc Class A (a)	23,908	2,676,740
Microsoft Corp	86,743	34,067,446
Oracle Corp	7,555	1,098,496
Palantir Technologies Inc Class A (a)	14,974	2,054,283
Synopsys Inc (a)	6,481	2,683,134
		45,502,775
Technology Hardware, Storage & Peripherals - 7.0%
Apple Inc	169,267	44,716,956
Seagate Technology Holdings PLC	7,370	3,005,781
		47,722,737
TOTAL INFORMATION TECHNOLOGY		201,711,967
Materials - 2.0%
Chemicals - 1.3%
Air Products and Chemicals Inc	2,164	596,550
Balchem Corp	2,351	426,542
Corteva Inc	15,188	1,216,863
Dow Inc	10,326	317,317
Ecolab Inc	5,091	1,569,810
Linde PLC	5,469	2,778,690
LyondellBasell Industries NV Class A1	6,660	383,082
Sherwin-Williams Co/The	2,191	794,435
Solstice Advanced Materials Inc	8,862	695,756
		8,779,045
Construction Materials - 0.3%
CRH PLC	4,396	527,432
Martin Marietta Materials Inc	1,798	1,216,473
		1,743,905
Containers & Packaging - 0.0%
Smurfit Westrock PLC	12,135	570,465
Metals & Mining - 0.4%
Newmont Corp	12,571	1,634,230
Nucor Corp	6,227	1,101,432
		2,735,662
TOTAL MATERIALS		13,829,077
Real Estate - 2.1%
Health Care REITs - 0.6%
Ventas Inc	30,827	2,656,055
Welltower Inc	7,436	1,540,144
		4,196,199
Industrial REITs - 0.2%
Prologis Inc	9,054	1,290,829
Terreno Realty Corp	7,586	501,130
		1,791,959
Real Estate Management & Development - 0.3%
CoStar Group Inc (a)	13,848	618,036
Jones Lang LaSalle Inc (a)	4,066	1,283,027
		1,901,063
Retail REITs - 0.3%
Federal Realty Investment Trust	4,850	527,535
Macerich Co/The	26,187	536,048
NNN REIT Inc	5,937	269,064
Tanger Inc	22,031	816,469
		2,149,116
Specialized REITs - 0.7%
American Tower Corp	9,024	1,731,345
Equinix Inc	2,133	2,078,097
Iron Mountain Inc	6,436	697,211
		4,506,653
TOTAL REAL ESTATE		14,544,990
Utilities - 2.5%
Electric Utilities - 1.8%
Alliant Energy Corp	5,607	405,610
Constellation Energy Corp	4,259	1,404,959
Duke Energy Corp	13,166	1,722,771
Entergy Corp	9,281	994,088
Evergy Inc	6,277	525,134
Exelon Corp	17,188	850,290
NextEra Energy Inc	27,944	2,620,310
NRG Energy Inc	7,230	1,293,881
PG&E Corp	32,647	620,293
Southern Co/The	7,362	716,912
Xcel Energy Inc	10,415	868,194
		12,022,442
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	6,403	110,644
Vistra Corp	5,606	974,827
		1,085,471
Multi-Utilities - 0.5%
Ameren Corp	7,989	904,994
CenterPoint Energy Inc	18,564	807,534
NiSource Inc	16,749	792,227
Sempra	12,291	1,183,255
		3,688,010
TOTAL UTILITIES		16,795,923
TOTAL UNITED STATES		633,672,107
TOTAL COMMON STOCKS (Cost $556,074,531)		670,835,880

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $9,422,388)	3.70	9,420,504	9,422,388

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $565,496,919)	680,258,268
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(2,117,126)
NET ASSETS - 100.0%	678,141,142

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,446,851 or 0.5% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $451,070 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,321,033	65,123,471	60,022,047	161,228	(69)	-	9,422,388	9,420,504	0.0%
Total	4,321,033	65,123,471	60,022,047	161,228	(69)	-	9,422,388

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.